Warrant Derivative Liabilities (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2019	Mar. 31, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of convertible notes and warrants estimated using Black-Scholes

	Six Months Ended	Year Ended
	September 30, 2019	March 31, 2019	Inception

Expected term	2.50 - 4.92 years	3.00 - 4.42 years	5.00 years
Expected volatility	97%	96%	91% - 107%
Expected dividend yield	-	-	-
Risk-free interest rate	1.55%	2.23%	1.50% - 2.77%

Schedule of warrant derivative liabilities

	September 30, 2019	March 31, 2019	Inception
Fair value of 1,000 March 17, 2017 warrants	$280	$256	$4,609
Fair value of 1,850 May 22, 2017 warrants	540	505	7,772
Fair value of 2,565 March 16, 2018 warrants	-	1,040	3,023
Fair value of 2,969 August 14, 2018 warrants	-	1,303	2,892
Fair value of 3,922 August 22, 2019 warrants	1,422	-	1,576
	$2,242	$3,104	$19,872

	March 31, 2019	March 31, 2018	Inception
Fair value of 1,000 March 17, 2017 warrants	$256	$537	$4,609
Fair value of 1,850 May 22, 2017 warrants	505	1,001	7,772
Fair value of 2,565 March 16, 2018 warrants	1,040	2,156	3,023
Fair value of 2,969 August 14, 2018 warrants	1,303	-	2,892
	$3,104	$3,694	$18,296